Cover	May 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53462
Entity Registrant Name	Vnue, Inc.
Entity Central Index Key	0001376804
Entity Tax Identification Number	98-0543851
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 West 29th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(833)
Local Phone Number	937-5493
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false